Accounts Receivable	6 Months Ended
Jun. 30, 2014
Receivables [Abstract]
Accounts Receivable Net [Text Block]
Note 3 — Accounts Receivable

Accounts receivable consisted of the following:

	June 30,	December 31,
	2014	2013

Gaming revenues receivable	$2,606,378	$5,182,352

As of December 31, 2013, accounts receivable were due from four Casino Operators and one gaming promoter and as of December 31, 2013 were 41%, 33%, 12%, 9% and 5% of total receivables, respectively.   As of June 30, 2014, accounts receivable were due from three Casino Operators and one gaming promoter and as of June 30, 2014 were 47%, 20%, 19%,and 14% of total receivables, respectively.